Summary of Material Accounting Policies - Share-based Payments, Performance Share Units (Details) - Performance Share Units (PSU)	12 Months Ended
Dec. 31, 2023
Below threshold
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments vesting, as a percentage of grant	0.00%
Threshold
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments vesting, as a percentage of grant	5000.00%
Target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments vesting, as a percentage of grant	10000.00%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments vesting, as a percentage of grant	20000.00%